Acquisition And Disposition Activities (Schedule Of Condensed Balance Sheet Discontinued Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Acquisition And Disposition Activities [Abstract]
Net Finance Receivable	$ 449.5
Other assets	51.0
Assets of discontinued operations	500.5	$ 3,821.4
Secured borrowings	440.6
Other liabilities	255.6
Liabilities of discontinued operations	696.2
Net finance receivables of securitized balances	440.2
Net finance receivables awaiting securitization	9.3
Measurement period adjustment, increase to pre-qcquisition reverse mortgage servicing liabilities	$ 32.0